SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
One-time expenses	$ 1,172	$ 751
Vericel Contributed [Member]
Statement Line Items [Line Items]
Percentage of future revenues from sales of products	34% and 55%
Other Customer Contributed [Member]
Statement Line Items [Line Items]
Percentage of future revenues from sales of products	10%